Assets held for sale and detail of assets sold (Tables)	12 Months Ended
Dec. 31, 2019
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of detailed information about available for sale noncurrent assets [Text Block]
The following table shows the movements in assets held for sale:

Assets held for sale	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Land owned by Soquimich Comercial S.A.	2,454	1,430
Total assets held for sale	2,454	1,430